MERCURY HW FUNDS

                         Mercury Total Return Bond Fund
                            Mercury Low Duration Fund

                         Supplement dated June 28, 2002
                      to Prospectus dated October 26, 2001



         Effective June 28, 2002, Mercury HW Funds changed its name to Mercury Funds II (the "Trust"). To contact the Trust, please call 1-888-763-2260.



Code # MFII-P-0602ALL

                                MERCURY HW FUNDS

                         Mercury Total Return Bond Fund
                            Mercury Low Duration Fund

                         Supplement dated June 28, 2002
          to Statement of Additional Information dated October 26, 2001



         Effective June 28, 2002, Mercury HW Funds changed its name to Mercury Funds II (the "Trust"). To contact the Trust, please call 1-888-763-2260.



Code # MFII-SAI-0602ALL

                                MERCURY HW FUNDS

                       Mercury HW International Value Fund

                         Supplement dated June 28, 2002
                      to Prospectus dated October 26, 2001

                  Effective June 28, 2002, Mercury HW Funds changed its name to Mercury Funds II (the "Trust") and Mercury HW International Value Fund, a series of the Trust, changed its name to Mercury International Value Fund (the "Fund"). To contact the Fund, please call 1-888-763-2260.

Code #MHW-P-1030-1001ALL

                                MERCURY HW FUNDS

                       Mercury HW International Value Fund

                         Supplement dated June 28, 2002
          to Statement of Additional Information dated October 26, 2001

         Effective June 28, 2002, Mercury HW Funds changed its name to Mercury Funds II (the "Trust") and Mercury HW International Value Fund, a series of the Trust, changed its name to Mercury International Value Fund (the "Fund"). To contact the Fund, please call 1-888-763-2260.

Code #MHW-SAI-1030-1001ALL